Debt (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Schedule Long-Term Indebtedness
The following table presents our long-term debt:

		December 31,
Series	Due	2020	2019
		(In Thousands)
IPL first mortgage bonds:
3.875% (1)	August 2021	$55,000	$55,000
3.875% (1)	August 2021	40,000	40,000
3.125% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
4.875%	November 2048	105,000	105,000
0.75% (2)	April 2026	30,000	—
0.95% (2)	April 2026	60,000	—
Unamortized discount – net		(6,006)	(6,156)
Deferred financing costs		(17,384)	(16,629)
Total IPL first mortgage bonds		1,780,410	1,691,015
IPL unsecured debt:
Variable (3)	December 2020	—	30,000
Variable (3)	December 2020	—	60,000
Deferred financing costs		—	(114)
Total IPL unsecured debt		—	89,886
Total long-term debt – IPL		1,780,410	1,780,901
Long-term debt – IPALCO:
Term Loan	July 2020	—	65,000
3.45% Senior Secured Notes	July 2020	—	405,000
3.70% Senior Secured Notes	September 2024	405,000	405,000
4.25% Senior Secured Notes	May 2030	475,000	—
Unamortized discount – net		(625)	(313)
Deferred financing costs		(8,600)	(3,959)
Total long-term debt – IPALCO		870,775	870,728
Total consolidated IPALCO long-term debt		2,651,185	2,651,629
Less: current portion of long-term debt		94,907	559,199
Net consolidated IPALCO long-term debt		$2,556,278	$2,092,430

(1)First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.
(2)Unsecured notes issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority.
Schedule Of Maturities On Long-Term Indebtedness	Maturities on long-term indebtedness subsequent to December 31, 2020, are as follows:

Year	Amount
(In Thousands)
2021	$95,000
2022	—
2023	—
2024	445,000
2025	—
Thereafter	2,143,800
Total	$2,683,800

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule Long-Term Indebtedness
The following table presents IPL’s long-term debt:

		December 31,
Series	Due	2020	2019
		(In Thousands)
IPL first mortgage bonds:
3.875% (1)	August 2021	$55,000	$55,000
3.875% (1)	August 2021	40,000	40,000
3.125% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
4.875%	November 2048	105,000	105,000
0.75% (2)	April 2026	30,000	—
0.95% (2)	April 2026	60,000	—
Unamortized discount – net		(6,006)	(6,156)
Deferred financing costs		(17,384)	(16,629)
Total IPL first mortgage bonds		1,780,410	1,691,015
IPL unsecured debt:
Variable (3)	December 2020	—	30,000
Variable (3)	December 2020	—	60,000
Deferred financing costs		—	(114)
Total IPL unsecured debt		—	89,886
Total consolidated IPL long-term debt		1,780,410	1,780,901
Less: current portion of long-term debt		94,907	89,886
Net consolidated IPL long-term debt		$1,685,503	$1,691,015

(1)First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.
(2)Unsecured notes issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority.
Schedule Of Maturities On Long-Term Indebtedness	Maturities on long-term indebtedness subsequent to December 31, 2020, are as follows:

Year	Amount
(In Thousands)
2021	$95,000
2022	—
2023	—
2024	40,000
2025	—
Thereafter	1,668,800
Total	$1,803,800